Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Parenthetical) (Detail)	Oct. 31, 2021	Oct. 31, 2020
Canada plan [member]
Disclosure of defined benefit plans [line items]
percentage of weighted average salary growth rate	2.10%	2.00%